Intangible assets, net	6 Months Ended
Dec. 31, 2015
Intangible assets, net
Intangible assets, net

Note 6 — Intangible assets, net

Intangible assets, net consisted of the following (in thousands):

	December 31, 2015	June 30, 2015	June 30, 2014

Acquired software licenses	$399	$208	$—
Less accumulated amortization	(94)	(30)	—

	$305	$178	$—

Amortization expense was $69,000, $30,000, $nil and $nil for the six months ended December 31, 2015 and the years ended June 30, 2015, 2014 and 2013, respectively. The estimated aggregate amortization expense in respect of these assets for each of the five years ended 2020 is $159,000, $98,000,$49,000, $nil and $nil, respectively.